DEFERRED TAX ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Tax Assets And Liabilities
SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

	Balance as of December 31, 2024	Effect from acquisition of subsidiary	Recognized in Provision for Income Taxes	Balance as of December 31, 2025
Non-current assets:
Intangible Assets	$—	$—	$—	$—
Property, plant, and equipment	(112)	(1,292,894)	134,776	(1,158,230)
Other	—	—	(7,248)	(7,248)
	(112)	(1,292,894)	127,528	(1,165,478)

Current assets:
Receivables	—	—	—	—
Prepaid expenses	1,444	220,787	(223,587)	(1,356)
Other (Section 24C allowance)	—	—	—	—
	1,444	220,787	(223,587)	(1,356)

Current liabilities:
Income in Advance	—	109,489	(109,775)	(286)
Accrued expenses and provisions	—	7,553	(4,925)	2,628
Tax Losses	—	679,935	(422,943)	256,992
Net deferred tax assets and (liabilities)	$1,332	$(275,130)	$(633,702)	$(907,500)

	Balance as of December 31, 2023	Recognized in equity	Recognized in Provision for Income Taxes	Balance as of December 31, 2024
Non-current assets:
Intangible Assets	$(3,303,471)	$-	$3,303,471	$-
Property, plant, and equipment	595,911	(795,115)	199,092	(112)
Other	6,933	—	(6,933)	-
	(2,700,627)	(795,115)	3,495,630	(112)

Current assets:
Receivables	—	—	—	—
Prepaid expenses	333,551	—	(332,107)	1,444
Other (Section 24C allowance)	986,367	—	(986,367)	—
	1,319,918	—	(1,318,474)	1,444

Current liabilities:
Depreciation	—	—	—	—
Income in Advance	408,206	33,663	(441,869)	-
Tax Losses	(1,307,820)	761,452	546,368	-
Net deferred tax assets and (liabilities)	$(2,280,323)	$-	$2,281,655	$1,332

SCHEDULE OF UNUSED TAX LOSSES FOR WHICH NO DEFERRED TAX ASSETS HAVE BEEN RECOGNIZED

Unused tax losses for which no deferred tax assets have been recognized as of December 31, 2025 and 2024 are as follows:

	As of December 31,
	2025	2024

Unused tax losses for which no deferred tax assets has been recognized	$(67,677,210)	$(56,417,466)
Potential tax benefit of such unused tax losses at applicable statutory tax rates	$(14,204,743)	$(11,501,499)